Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Contributions		$ 27,578,904	$ 51,584,261
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 5,148,820
Withdrawls	3,342,251
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 348,496,195	$ 60,797,262
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	93,703,649
Withdrawls	$ 5,160,923